Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation
Schedule of details of the Company's subsidiaries

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2012	Percentage of ownership as of December 31, 2011	Principal activity
Sinovac Biotech (Hong Kong) Ltd (“Sinovac Hong Kong”)	October 2008	Hong Kong	100%	100%	Investment holding company
Sinovac Biotech Co., Ltd. (“Sinovac Beijing”) (note 10)	April 2001	PRC	73.09%	73.09%	Research and development, production and sales of vaccine products
Tangshan Yian Biological Engineering Co., Ltd (“Tangshan Yian”)	February 1993	PRC	100%	100%	Research and development, production and sales of vaccine products
Sinovac Biological Technology Co., Ltd. (“Sinovac R&D”)	May 2009	PRC	100%	100%	Research and development of vaccine products
Sinovac (Dalian) Vaccine Technology Co., Ltd. (“Sinovac Dalian”) (note 10)	January 2010	PRC	55%	55%	Research and development, production and sales of vaccine products